UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      February 13, 2007

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 1,146,244 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ALLIANCE DATA SYSTEMS CO COM             018581108  57959     776000    SH         SOLE               776000    0       0
AMERICREDIT CORP         COM             03060R101  4477      3500      SH   PUT   SOLE               3500      0       0
AMGEN INC                NOTE 0.375% 2/0 031162AQ3  8821      10000000  PRN        SOLE               10000000  0       0
ARCELOR MITTAL           NY REGISTRY SH  03938L104  24577     317734    SH         SOLE               317734    0       0
BCE   INC                COM             05534B760  54652     1362100   SH         SOLE               1362100   0       0
BURLINGTON NTHN SANTA FE COM             12189T104  33610     404600    SH         SOLE               404600    0       0
CHENIERE ENERGY INC      COM NEW         16411R208  95739     2943090   SH         SOLE               2943090   0       0
CLEAR CHANNEL COMMS      COM             184502102  26540     768820    SH         SOLE               768820    0       0
COEUR D ALENE MINES CORP COM             192108108  214       43512     SH         SOLE               43512     0       0
COGNOS INC               COM NEW         19244C109  5756      100000    SH         SOLE               100000    0       0
CSX CORP                 COM             126408103  23081     525767    SH         SOLE               525767    0       0
DENISON MINES CORP       COM             248356107  116       12900     SH         SOLE               1290      0       0
E M C CORP MASS          NOTE 1.750%12/0 268648AK8  47410     35000000  PRN        SOLE               35000000  0       0
GENLYTE GROUP INC        COM             372302109  72998     766784    SH         SOLE               766784    0       0
GOLDMAN SACHS GROUP INC  COM             38141G104  3269      152       SH   PUT   SOLE               152       0       0
HOSPITALITY PPTYS TR     NOTE 3.800% 3/1 44106MAK8  11279     12500000  PRN        SOLE               12500000  0       0
INVITROGEN CORP          NOTE 3.250% 6/1 46185RAM2  5800      5000000   PRN        SOLE               5000000   0       0
LG PHILIP LCD CO LTD     SPONS ADR REP   50186V102  910       35000     SH         SOLE               3500      0       0
LIBERTY MEDIA CORP NEW   DEB 0.750% 3/3  530718AF2  41675     40000000  PRN        SOLE               40000000  0       0
LOCKHEED MARTIN CORP     DBCV 8/1        539830AP4  32668     22000000  PRN        SOLE               22000000  0       0
MEDTRONIC INC            NOTE 1.500% 4/1 585055AL0  21393     20000000  PRN        SOLE               20000000  0       0
MICRON TECHNOLOGY INC    NOTE 1.875% 6/0 595112AH6  4027      5000000   PRN        SOLE               5000000   0       0
MIRAMAR MINING CORP      COM             60466E100  42619     6751600   SH         SOLE               6751600   0       0
MYLAN LABS INC           NOTE 1.250% 3/1 628530AG2  18224     20000000  PRN        SOLE               20000000  0       0
NII HLDGS INC            NOTE 2.750% 8/1 62913FAF9  24758     20000000  PRN        SOLE               20000000  0       0
NVR INC                  COM             62944T105  52536     100648    SH         SOLE               100648    0       0
OMNICOM GROUP INC        NOTE 2/0        681919AK2  10250     10000000  PRN        SOLE               10000000  0       0
OMNICOM GROUP INC        NOTE 7/3        681919AM8  20675     20000000  PRN        SOLE               20000000  0       0
PETROLEO BRASILEIRO SA   SP ADR NON VTG  71654V101  206977    2148844   SH         SOLE               2148844   0       0
PRIDE INTL INC DEL       COM             74153Q102  19773     583100    SH         SOLE               583100    0       0
QWEST COMMUNICATIONS     NOTE 3.500%11/1 749121BY4  73649     55000000  PRN        SOLE               55000000  0       0
RIO TINTO PLC            SPONSORED ADR   767204100  25700     61410     SH         SOLE               61410     0       0
TAIWAN SEMICONDUCTOR MFG SPONSORED ADR   874039100  528       53000     SH         SOLE               53000     0       0
TALISMAN ENERGY INC      COM             87425E103  12092     650000    SH         SOLE               650000    0       0
TRANE INC                COM             892893108  10790     232900    SH         SOLE               232900    0       0
UAP HLDG CORP            COM             903441103  6923      179360    SH         SOLE               179360    0       0
UNION PAC CORP           COM             907818108  43779     348500    SH         SOLE               348500    0       0
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